UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08966

Name of Fund:	Legg Mason Capital Management Growth Trust, Inc.

Fund Address:	100 International Drive
Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1 – Portfolio of Investments

LEGG MASON CAPITAL MANAGEMENT

GROWTH TRUST INC.

FORM N-Q

JANUARY 31, 2010

Quarterly Report to Shareholders 1

Portfolio of Investments

Legg Mason Capital Management Growth Trust, Inc.

January 31, 2010 (Unaudited)

	Shares	Value
Common Stocks and Equity Interests — 99.6%
Consumer Discretionary — 8.1%
Hotels, Restaurants and Leisure — 2.0%
Yum! Brands Inc.	170,000	$5,815,700

Internet and Catalog Retail — 4.0%
Amazon.com Inc.	92,000	11,537,720	A

Textiles, Apparel and Luxury Goods — 2.1%
NIKE Inc., Class B	97,600	6,222,000

Consumer Staples — 12.8%
Beverages — 7.3%
Diageo PLC—ADR	135,000	9,070,650
PepsiCo Inc.	205,000	12,222,100

		21,292,750

Food and Staples Retailing — 2.1%
Costco Wholesale Corp.	103,500	5,944,005

Household Products — 3.4%
Procter and Gamble Co.	160,000	9,848,000

Energy — 5.3%
Energy Equipment and Services — 3.8%
Halliburton Co.	175,000	5,111,750
Transocean Ltd.	70,000	5,931,800	A

		11,043,550

Oil, Gas and Consumable Fuels — 1.5%
Chesapeake Energy Corp.	175,000	4,336,500

Financials — 8.3%
Commercial Banks — 2.1%
Wells Fargo & Co.	210,000	5,970,300

Consumer Finance — 3.2%
American Express Co.	245,000	9,226,700

Insurance — 3.0%
Aflac Inc.	181,500	8,790,045

Health Care — 16.6%
Biotechnology — 4.3%
Genzyme Corp.	230,000	12,479,800	A

Health Care Equipment and Supplies — 8.1%
Medtronic Inc.	275,000	11,794,750
Stryker Corp.	225,000	11,682,000

		23,476,750

Pharmaceuticals — 4.2%
Allergan Inc.	210,000	12,075,000

2         Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Capital Management Growth Trust, Inc. - Continued

	Shares	Value
Industrials — 8.6%
Aerospace and Defense — 4.0%
Goodrich Corp.	95,000	$5,881,450
United Technologies Corp.	85,000	5,735,800

		11,617,250

Air Freight and Logistics — 2.3%
Expeditors International of Washington Inc.	200,000	6,820,000

Construction and Engineering — 2.3%
Quanta Services Inc.	366,100	6,670,342	A

Information Technology — 35.5%
Communications Equipment — 10.8%
Cisco Systems Inc.	530,000	11,909,100	A
Nokia Oyj — ADR	675,000	9,240,750
QUALCOMM Inc.	260,000	10,189,400

		31,339,250

Computers and Peripherals — 7.0%
Apple Inc.	44,500	8,549,340	A
EMC Corp.	700,000	11,669,000	A

		20,218,340

Internet Software and Services — 6.7%
Google Inc., Class A	10,500	5,558,910	A
Rackspace Hosting Inc.	420,000	7,652,400	A
Yahoo! Inc.	420,000	6,304,200	A

		19,515,510

IT Services — 3.1%
Paychex Inc.	310,000	8,986,900

Software — 7.9%
Autodesk Inc.	240,000	5,709,600	A
Microsoft Corp.	400,000	11,272,000
Red Hat Inc.	215,000	5,852,300	A

		22,833,900

Materials — 4.4%
Chemicals — 4.4%
Monsanto Co.	82,500	6,260,100
Nalco Holding Co.	275,000	6,484,500

		12,744,600

Total Common Stocks and Equity Interests (Cost — $236,974,711)		288,804,912

Total Investments — 99.6% (Cost — $236,974,711#)		288,804,912
Other Assets Less Liabilities — 0.4%		1,235,563

Net Assets — 100.0%		$290,040,475

Quarterly Report to Shareholders 3

A	Non-income producing.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

Notes to Portfolio of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Growth Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily and indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future to cash flows present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks and Equity Interests†	$288,804,912	—	—	$288,804,912

†See Portfolio of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

4

Notes to Portfolio of Investments (unaudited) (continued)

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$58,265,613
Gross unrealized depreciation	(6,435,412)

Net unrealized appreciation	$51,830,201

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

5

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Growth Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Capital Management Growth Trust, Inc.
Date: March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Capital Management Growth Trust, Inc.
Date: March 23, 2010

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer,
Legg Mason Capital Management Growth Trust, Inc.
Date: March 23, 2010